Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation:
The Company provides share-based compensation to its directors and certain employees through grants of stock options, TSARs, SARs and deferred, restricted or performance share units.
As at December 31, 2025, the Company had 4,238,792 common shares reserved for future grants of stock options and tandem share appreciation rights under the Company’s stock option plan.

a) Share appreciation rights and tandem share appreciation rights:
All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year from the date of grant. SARs and TSARs units outstanding at December 31, 2025 and 2024 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2023	402,532	$46.65	2,007,470	$45.10
Granted	83,840	43.13	255,540	42.58
Exercised	(30,557)	37.10	(185,957)	33.49
Cancelled	(2,421)	51.94	(20,893)	50.74
Expired	(87,120)	50.15	(236,062)	50.17
Outstanding at December 31, 2024	366,274	$45.77	1,820,098	$45.21
Granted	75,900	41.37	280,580	40.65
Exercised	—	—	(7,440)	29.27
Cancelled	(5,490)	41.86	(4,920)	49.41
Expired	(87,800)	54.65	(284,900)	55.48
Outstanding at December 31, 2025	348,884	$42.64	1,803,418	$42.93

Information regarding the SARs and TSARs outstanding as at December 31, 2025 is as follows:

	Units outstanding at December 31, 2025			Units exercisable at December 31, 2025

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	1.53	90,318	$32.73	90,318	$32.73
$41.37 to $50.49	5.04	232,306	44.81	88,421	47.59
$57.60	0.18	26,260	57.60	26,260	57.60
	3.77	348,884	$42.64	204,999	$42.32
TSARs
$29.27 to $38.79	1.80	623,945	$33.35	598,765	$33.35
$41.37 to $50.49	4.74	916,963	45.25	440,777	47.86
$57.60	0.18	262,510	57.60	262,510	57.60
	3.06	1,803,418	$42.93	1,302,052	$43.15
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2025 and 2024 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2025	2024
Risk-free interest rate	3.5%	4.2%
Expected dividend yield	1.9%	1.5%
Expected life of SARs and TSARs (years)	1.7	1.5
Expected volatility	39%	35%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$7.69	$12.16

Compensation expense for SARs and TSARs is measured based on their fair value and is recognized over the vesting period. Changes in fair value each period are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value as at December 31, 2025 was $17.4 million compared with the recorded liability of $15.5 million. The difference between the fair value and the recorded liability of $1.9 million will be recognized over the weighted average remaining vesting period of approximately 1.5 years.
For the year ended December 31, 2025, compensation expense related to SARs and TSARs included a recovery in cost of sales and operating expenses of $9.4 million (2024 - expense of $3.9 million). This included a recovery of $14.9 million (2024 - recovery of $1.8 million) related to the effect of the change in the Company’s share price.
b) Deferred, restricted and performance share units:
Deferred, restricted and performance share units outstanding as at December 31, 2025 and 2024 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units
Outstanding at December 31, 2023	157,700	310,854	631,122
Granted	28,159	134,080	234,430
Performance factor impact on redemption[1]	—	—	47,473
Granted in lieu of dividends	2,827	5,468	10,113
Redeemed	(33,892)	(118,135)	(297,331)
Cancelled	—	(16,912)	(24,305)
Outstanding at December 31, 2024	154,794	315,355	601,502
Granted	26,819	140,908	233,579
Performance factor impact on redemption[1]	—	—	79,240
Granted in lieu of dividends	3,617	6,865	12,485
Redeemed	—	(104,837)	(273,313)
Cancelled	—	(17,683)	(19,631)
Outstanding at December 31, 2025	185,230	340,608	633,862
[1]     The number of performance share units that ultimately vest are determined by performance factors as described below. The performance factors impact relates to performance share units redeemed in the quarter ended March 31, 2025 and the quarter ended March 31, 2024.

Performance share units are redeemable for cash based on the market value of the Company's common shares and are non-dilutive to shareholders. Units vest over three years and include two equally weighted performance factors: (i) relative total shareholder return of Methanex shares versus a specific market index (the market performance factor) and (ii) three year average modified return on capital employed (the non-market performance factor). The market performance factor is measured by the Company at the grant date and reporting date using a Monte-Carlo simulation model to determine fair value. The non-market performance factor reflects management's best estimate to determine the expected number of units to vest. Based on these performance factors the performance share unit payout will range between 0% to 200%.
Compensation expense for deferred, restricted and performance share units is measured at fair value based on the market value of the Company’s common shares and is recognized over the vesting period. Changes in fair value are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value of deferred, restricted and performance share units at December 31, 2025 was $45.1 million compared with the recorded liability of $36.1 million. The difference between the fair value and the recorded liability of $9.0 million will be recognized over the weighted average remaining vesting period of approximately 1.6 years.
For the year ended December 31, 2025, compensation expense related to deferred, restricted and performance share units included in cost of sales and operating expenses was an expense of $4.8 million (2024 - expense of $19.9 million). This included a recovery of $11.7 million (2024 - expense of $4.3 million) related to the effect of the change in the Company’s share price.